Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Summary of Accumulated Other Comprehensive (Loss) Income

RMB
Balance as of January 1, 2020	40,011
Foreign currency translation adjustments, net of tax of nil	(212,597)
Balance as of December 31, 2020	(172,586)
Foreign currency translation adjustments, net of tax of nil	(85,391)
Balance as of December 31, 2021	(257,977)
Foreign currency translation adjustments, net of tax of nil	(42,540)
Balance as of December 31, 2022	(300,517)
Balance as of December 31, 2022, in US$	(43,571)